Mortgage Servicing Rights (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Participating Mortgage Loans [Line Items]
Total MSR recognized by FHN	$ 2,517,000	$ 72,793,000	$ 114,311,000
Total value of MSR decline		(41,500,000)
Change in valuation related to higher interest rates and the terms of the servicing sale agreement		(20,100,000)
Percentage of single-family mortgage loans received as fees		0.31%
Percentage of outstanding balance generating for annual servicing inclusive excess interests		0.34%
Mortgage Servicing Rights Sale	(70,204,000)	(39,633,000)	0
Capitalized MSR
Participating Mortgage Loans [Line Items]
Unpaid principal of mortgage loans serviced by FHN		10,000,000,000
Mortgage Banking Income
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees	21,100,000	41,900,000	58,900,000
Other Income And Commissions
Participating Mortgage Loans [Line Items]
Servicing, late, and other ancillary fees		$ 1,700,000	$ 2,000,000